Borrowings - Reynolds Notes (Details) - USD ($)	Nov. 15, 2019	Feb. 15, 2018	Dec. 31, 2019	Dec. 31, 2017	Dec. 15, 2017	Aug. 05, 2016
5.750% Senior Secured Notes due 2020
Disclosure of detailed information about borrowings [line items]
Interest rate			5.75%		5.75%
6.875% Senior Secured Notes due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate	6.875%	6.875%	6.875%
Aggregate principal amount repurchased	$ 345,000,000	$ 300,000,000
Redemption price, percentage of principal amount redeemed	100.00%	101.146%
Floating Rate Senior Secured Notes due 2021
Disclosure of detailed information about borrowings [line items]
Issue price, percentage			99.00%
Floating Rate Senior Secured Notes due 2021 | Interest rate risk | Interest rate swap derivatives
Disclosure of detailed information about borrowings [line items]
Effective interest rate			4.67%
Floating Rate Senior Secured Notes due 2021 | LIBOR | Floating rate instruments
Disclosure of detailed information about borrowings [line items]
Adjusted interest rate			3.50%
5.125% Senior Secured Notes due 2023
Disclosure of detailed information about borrowings [line items]
Issue price, percentage				103.50%
Aggregate principal						$ 250,000,000
Interest rate			5.125%			5.125%
7.000% Senior Notes due 2024
Disclosure of detailed information about borrowings [line items]
Interest rate			7.00%